Voyage and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2011
Voyage And Vessel Operating Expenses [Abstract]
Voyage and Vessel Operating Expenses

9.       Voyage and Vessel Operating Expenses

       The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	2011	2010
Voyage Expenses
Bunkers	59,366	49,576
Commissions charged by third parties	401,687	160,044
Commissions charged by a related party (Note 3)	269,960	57,347
Total	731,013	266,967

Vessel Operating Expenses
Crew wages and related costs	5,283,166	1,251,308
Insurance	582,264	160,428
Spares and consumable stores	3,647,255	1,277,523
Repairs and maintenance	1,467,273	137,674
Tonnage taxes (Note 12)	26,856	12,744
Miscellaneous	127,186	44,933
Total	11,134,000	2,884,610